PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total cost	$ 13,075	$ 12,859
Total accumulated depreciation	10,089	9,535
Depreciated cost	2,986	3,324
Depreciation expenses	752	742	797
Factory building [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,989	1,989
Total accumulated depreciation	1,821	1,741
Other buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,371	1,329
Total accumulated depreciation	674	622
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	9,095	8,934
Total accumulated depreciation	7,173	6,783
Write-offs of property, plant and equipment	333	3,502
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	411	399
Total accumulated depreciation	311	293
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	209	208
Total accumulated depreciation	$ 110	$ 96